Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 71,367		$ 33,919
Acquired through acquisitions	9,206	[1]	40,017	[1]
Adjustments			1,055	[2]
Effects of foreign currency exchange	703	[3]	(3,624)	[3]
Ending Balance	$ 81,276		$ 71,367

[1]	See Note 3 for acquisitions completed in financial years 2011 and 2012.
[2]	Adjustments to goodwill are related to contingent consideration related to 2007 acquisitions paid in 2011.
[3]	There were no accumulated goodwill impairment losses as of December 31, 2011 and 2012.